Results for the year - Income taxes and deferred income taxes - Computation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate (net)	(2.10%)	(1.90%)	0.00%
Non-taxable income less non-tax-deductible expenses (net)	0.10%	(0.20%)	0.10%
Others, including adjustment of prior years	(0.20%)	(1.00%)	(0.40%)
Effective tax rate	19.80%	18.90%	21.70%